5. EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Sep. 30, 2025
Notes
5. EXPLORATION AND EVALUATION ASSETS

5.EXPLORATION AND EVALUATION ASSETS

The Company typically obtains its mineral exploration rights by way of direct acquisition from government regulatory authorities, outright purchases from third parties, or by entering into option agreements to acquire such rights subject to future consideration, often inclusive of requirements to complete exploration work on such properties.  Such costs, when subsequently incurred by the Company, are also capitalized as non-current assets and included within the Exploration and Evaluation category.  The Company will, and has, also subsequently entered into arrangements with other parties to vend certain of these interests utilizing similar mechanisms, based on management’s assessment of what is advantageous to the Company.

Although the Company has taken steps to verify title to its unproven mineral right interests, these procedures do not guarantee the Company's title. Such properties may be subject to prior agreements or transfers and title may be affected by undetected defects.

The Company’s major mineral property interests are its Haldane and Tim silver properties located in the Yukon Territory of Canada while it also has other mineral property interests in North and South America. Following are summary tables of exploration and evaluation assets and brief summary descriptions of each of the exploration and evaluation assets:

	Haldane	Tim	Others – Maintained	Total

Balance at September 30, 2024	$5,686,215	$-	$1,186,968	$6,873,183

Additions during the year
Acquisition costs:
Property acquisition	-	-	27,600	27,600
	-	-	27,600	27,600

Exploration expenditures:
Aircraft charter	-	-	17,188	17,188
Camp, travel and meals	150,470	-	10,155	160,625
Community relations	1,350	-	-	1,350
Drilling	1,107,058	-	-	1,107,058
Field equipment rental	1,800	-	-	1,800
Field supplies and maps	225	-	-	225
Geochemical	12,574	-	-	12,574
Geological consulting	147,735	17,462	37,526	202,723
Geophysics	13,675	-	-	13,675
Licence and permits	273	-	8,028	8,301
Permitting	-	-	6,069	6,069
	1,435,160	17,462	78,966	1,531,588
Less:
Option payments received	-	(75,000)	(2,771)	(77,771)
Proceeds received in excess of exploration and evaluation asset costs – recognized as income	-	57,538	2,771	60,309

Net additions	1,435,160	-	106,566	1,541,726

Balance at September 30, 2025	$7,121,375	$-	$1,293,534	$8,414,909
	Haldane	Tim	Others – Maintained	Others – Dropped	Total

Balance at September 30, 2023	$5,048,921	$-	$1,129,142	$703,582	$6,881,645

Additions during the year
Acquisition costs:
Property acquisition	-	-	45.600	3,375	48,975
	-	-	45,600	3,375	48,975

Exploration expenditures:
Camp, travel and meals	66,154	3,335	-	3,645	73,134
Drilling	416,562	-	-	-	416,562
Field equipment rental	1,155	-	-	-	1,155
Geochemical	-	-	-	549	549
Geological consulting	140,953	55,129	4,246	592	200,920
Licence and permits	-	-	7,980	(3,118)	4,862
Permitting	-	-	-	6,148	6,148
Trenching	12,470	-	-	-	12,470
	637,294	58,464	12,226	7,816	715,800
Less:
Option payments received	-	(50,000)	(2,700)	-	(52,700)
Proceeds received in excess of exploration and evaluation asset costs – recognized as income	-	1,286	2,700	-	3,986
Recovered exploration expenditures	-	(9,750)	-	-	(9,750)
Write-down of properties	-	-	-	(717,378)	(717,378)

Net additions	637,294	-	57,826	(706,187)	(11,067)

Foreign currency translation	-	-	-	2,605	2,605

Balance at September 30, 2024	$5,686,215	$-	$1,186,968	$-	$6,873,183

(a)Haldane

On March 2, 2018, the Haldane property was purchased from Equity Exploration Consultants Ltd. (“Equity”), and is located in Yukon Territory, Canada. Equity has a 2% NSR royalty on the Haldane property and is entitled to receiving bonus share payments from the Company:

oissue 50,000 post-Consolidation shares to Equity upon the public disclosure of a Measured Mineral Resource (as such term is defined in National Instrument 43-101- Standards of Disclosure for Mineral Projects) of 5 million oz silver-equivalent at 500g/t silver-equivalent; and

oissue 100,000 post-Consolidation shares upon the decision to commence construction of a mine or processing plant.

On April 12, 2018, the Company purchased the Nur, Clarkston and Fara claims which are contiguous to and grouped with the Haldane property from the estate of Yukon prospector John Peter Ross (the “Estate”).  The Estate is entitled to receiving bonus share payments from the Company:

oissue 50,000 post-Consolidation shares to the Estate upon the public disclosure of a Measured Mineral Resource (as such term is defined in National Instrument 43-101- Standards of Disclosure for Mineral Projects) of 5 million oz silver-equivalent at 500g/t silver-equivalent; and

oissue 100,000 post-Consolidation shares upon the decision to commence construction of a mine or processing plant.

As of September 30, 2025, the Company had spent $7,121,375 (September 30, 2024 - $5,686,215) on advancing this property, including the acquisition costs.

(b)Tim

On January 24, 2020, subsequently amended on December 5, 2023 and on December 12, 2025, the Company entered into an option agreement with a subsidiary of Coeur Mining Inc. (“Coeur”) for Coeur to acquire the Company’s wholly-owned Tim property located in southern Yukon.

Coeur can earn an initial 51% interest in the Tim property by completing item numbers 1 to 7 per the table below:

	Date/Period	Expenditures	Option Payment
1	On the Effective Date	None	$10,000 (received)
2	On or before 1st anniversary of the Class 1 Notification Date	$50,000 (completed)	$15,000 (received)
3	On or before 2nd anniversary of the Class 1 Notification Date	-	$25,000 (received)
4	By December 31, 2023	-	$50,000 (received)
5	By December 31, 2024	$700,000 (completed)	$75,000 (received)
6	By December 31, 2025	-	$50,000 (subsequently received)
7	By December 31, 2026	$1,100,000	$100,000
8	By December 31, 2027	$1,353,073	$100,000
9	On or before the 8th anniversary of the Class 1 Notification Date	-	$100,000

(*) Class 1 Notification Date is December 16, 2020.

As further consideration for the agreed upon amendments, Coeur agreed to make a one-time payment of $50,000 to the Company on or before December 31, 2023 (received).

After earning an initial 51% interest in the property, to increase its interest to 80%, Coeur must finance a feasibility study and notify the Company of its intention to develop a commercial mine on the property on or before the eighth anniversary from the date of notification of the Class 1 exploration permit, as well as completing item numbers 8 and 9 per the table above.

During the year ended September 30, 2025, Coeur was invoiced $nil (2024 - $9,750) (received) for reimbursements related to the Tim property.

(c)Others

i.Ashby (Nevada)

On January 27, 2015, the Company signed a binding agreement to acquire the Ashby gold property from Sandstorm Gold Ltd. (“Sandstorm”) for 3,750 Company common shares valued at $7,500 and granted Sandstorm a right of first refusal on any future metal streaming agreements.

On August 2, 2017, the Company signed an exploration lease agreement to lease the Ashby property to Nevada Canyon Gold Corp. (“Nevada Canyon”). Under the terms of the agreement, Nevada Canyon made a US$1,000 payment on signing, will make annual payments of US$2,000 and will grant a 2% Net Smelter Royalty (“NSR”) on future production from the Lazy 1-3 claims comprising the Ashby property. Nevada Canyon will also be responsible for all claim fees and certain reclamation work to be undertaken on the property. The initial term of the lease is 10 years and can be extended for an additional 20 years.

A 2% NSR is payable to Nevada Eagle Resources LLC (“NER”) and a 1% NSR is payable to Sandstorm on production from the property.

During the year ended September 30, 2025, Nevada Canyon paid the Company US$2,000 (2024 – US$2,000) for the annual payment.

ii. GDR (Yukon)

On May 9, 2024, the Company entered into an option agreement to earn a 100% interest in the GDR property in southern Yukon under the following terms:

Date/Period	Cash	Shares
On the Closing Date (5 business days following TSX Venture Exchange’s approval) **	$6,000 (paid)	180,000 (issued)
On or before 1st anniversary of the Closing Date	$6,000 (paid)	180,000 (issued)
On or before 2nd anniversary of the Closing Date	$20,000	240,000
On or before 3rd anniversary of the Closing Date	$30,000	240,000
On or before 4th anniversary of the Closing Date	$40,000	720,000

** Closing Date is defined as May 29, 2024.

On exercise of the option, the GDR property will be subject to a Net Smelter Return (NSR) royalty of 2.4%, 0.9% of which can be purchased for $2,000,000 by the Company until 6 months after the start of production.

As of September 30, 2025, the Company had spent $147,497 (September 30, 2024 - $48,959) on advancing this property, including the acquisition costs.

(c)Others – continued

iii.White River, Goz Creek and MOR (Yukon)

In 2010, the Company acquired the White River property through staking.  The White River property is located in the Yukon Territory, northwest of Whitehorse.

On July 23, 2007, the Company purchased from Almaden certain properties in the Yukon and Almaden assigned the 2% NSR royalty on future production from these mineral claims to Almadex:

•Goz Creek – located 180 kilometers north east of Mayo, Yukon.

•MOR – located 35 kilometers east of Teslin, Yukon and is 1.5 kilometers north of the paved Alaska Highway.

As of September 30, 2025, the Company had spent $1,146,037 (September 30, 2024 - $1,138,009) on advancing these properties, net of recoveries.

iv.Peru

The Company holds a 1.08% Net Smelter Royalty on the Pucarana project located in central Peru.

(d)Dropped / disposed properties

i.Twin Canyon (Colorado)

On June 17, 2020, the Company acquired a lease of the Twin Canyon gold property in southwest Colorado from Myron Goldstein and Jon Thorson (“Goldstein and Thorson”).

In June 2024, the Company transferred the Twin Canyon claims back to Goldstein and Thorson and relinquished any other commitments to this property. During the year ended September 30, 2024, the Company wrote off $710,523 of capitalized exploration and evaluation costs.

ii.Klondike (Colorado)

During fiscal 2021, the Company acquired the Klondike property by staking a 100% interest in this property in Colorado. In August 2024, the Company transferred the Klondike claims back to original owner and relinquished any other commitments to this property. During the year ended September 30, 2024, the Company wrote off $8,922 of capitalized exploration and evaluation costs.

iii.Stateline (Colorado and Utah)

During fiscal 2021, the Company acquired the Stateline property by staking a 100% interest in this property in Colorado and Utah. In August 2024, the Company transferred the Stateline claims back to original owner and relinquished any other commitments to this property. During the year ended September 30, 2024, the Company recovered $2,067 of capitalized exploration and evaluation costs.